Borrowings	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Borrowings
17.	Borrowings

(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2024		2025
Short-term borrowings
Bank overdrafts	JP Morgan and others	January 2025~ December 2025	January 2026~ December 2026	3.40~6.20	￦	85,892	137,852
Short-term borrowings	HSBC and others	January 2025~ December 2025	January 2026~ December 2026	0.75~7.95		5,647,199	7,294,105

						5,733,091	7,431,957

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	December 2006~ December 2025	January 2026~ December 2026	1.00~8.50		1,323,002	1,302,568
Current portion of debentures	KB Securities co.,Ltd. and others	July 2019~ September 2024	January 2026~ September 2026	1.77~5.63		4,024,084	3,340,036
Less: Current portion of discount on debentures issued						(3,483)	(1,648)
Current portion of exchangable bonds	Foreign currency exchangable bonds	September 2021	September 2026			39,053	44,509

						5,382,656	4,685,465

					￦	11,115,747	12,117,422

The issuance conditions of the exchangeable bonds issued by the Company are as follows.

Foreign currency exchangeable bonds
Type of bond	Exchangeable bonds
Aggregate principal amount(*1)	EUR 27,100,000
Interest rate	- Coupon rate : -
- Yield to maturity : (0.78%)
Maturity date	September 1, 2026
Redemption	1) Redemption at maturity : Outstanding bond principal, which is not repaid early or which call option is not excercised on, is repaid at maturity as a lump sum
2) Prepayment : The issuer has call option and the bondholders have put option
Exchange rate	100%
Exchange price(*2) (Won/share)	422,126
Underlying shares	Registered common shares(treasury shares)
Exchange period	From October 12, 2021 to August 22, 2026
Adjustments for exchange price	Adjusting the exchange price according to the terms and conditions of the bond in the events of reason for adjusting the exchange price such as, bonus issue, stock split, reverse stock split, change of share type, issuance of options or warranties to shareholders, share dividend, cash dividend, issuance of new shares under the market price.
Put option by bondholders	- In the event of a change of control of the controlling company
- Where the shares issued by the controlling company are delisted (or suspended for more than 30 consecutive trading days)
Call option by the issuer	- Share price(based on closing price) is higher than 130% of exchange price for more than 20 trading days during 30 consecutive trading days in a row, after 3 years (September 1, 2024) from the closing day to 30 business days before the maturity of bonds
- When the outstanding balance of outstanding bonds is less than 10% of the total issuance (Clean-Up Call)
- Where additional reasons for tax burden arise due to the amendment of relevant laws and regulations, etc

(*1)	Due to put option exercised by bondholders, EUR 1,038,800,000 was redeemed out of the total face value of convertible bonds of EUR 1,065,900,000 during the year ended December 31, 2024.
(*2)	The exchange price has changed due to cash dividends paid during the year ended December 31, 2025.

The Company has designated exchangeable bonds listed on the Singapore Stock Exchange as financial liabilities measured at fair value through profit or loss. The quoted transaction price is used in fair value measurement, and changes in fair value are recognized in profit or loss.

(b)	Long-term borrowings, excluding current portion as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2024		2025
Long-term borrowings	Export-Import Bank of Korea and others	September 2001~ December 2025	January 2027~ December 2040	1.05 ~ 8.25	￦	4,868,703	6,605,336
Less: Present value discount						(51,173)	(49,101)
Debentures	KB Securities co.,Ltd. and others	July 2019~ October 2025	January 2027~ May 2035	1.77 ~ 8.40		10,108,600	9,859,696
Less: Discount on debentures issued						(44,510)	(41,353)

					￦	14,881,620	16,374,578

(c)
Assets pledged as collateral for the Company’s borrowings and other liabilities include investment property and right-of-use
assets (right to use land). The details of assets pledged as collateral as of December 31, 2025 are as follows:

(in millions of Won)	Lenders	Book value		Pledged amount
Property, plant and equipment and Investment property	Korea Development Bank and others	￦	5,005,832	5,318,147
Trade accounts and notes receivable	Korea Development Bank and others		136,758	136,758
Financial instruments	Korea Development Bank and others		27,314	27,314
Cash equivalents	Shinhan Bank		272,631	272,631

		￦	5,442,535	5,754,850